INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Summarized income statement information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of unconsolidated structured entities [line items]
Net sales	$ 11,454,807	$ 9,700,296	$ 7,223,975
Cost of sales	(8,483,328)	(7,403,025)	(5,384,390)
Gross profit	2,971,479	2,297,271	1,839,585
Selling, general and administrative expenses	(876,764)	(824,247)	(687,942)
Other operating income (expenses), net	13,656	(16,240)	(9,925)
Profit (loss) from operating activities	2,108,371	1,456,784	1,141,718
Financial expenses, net	(131,172)	(114,583)	(89,971)
Profit before income tax expense	2,031,567	1,359,809	1,118,457
Income tax expense	(369,435)	(336,882)	(411,528)
Net profit (loss) before non-controlling interest	1,662,132	1,022,927	706,929
Non-controlling interest in other subsidiaries	(155,485)	(136,708)	(111,285)
Net profit (loss) for the year	1,506,647	886,219	$ 595,644
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Net sales	3,766,000	3,368,000
Cost of sales	(3,154,000)	(2,854,000)
Gross profit	612,000	514,000
Selling, general and administrative expenses	(213,000)	(206,000)
Other operating income (expenses), net	(153,000)	(78,000)
Profit (loss) from operating activities	246,000	230,000
Financial expenses, net	15,000	(145,000)
Equity in earnings of associated companies	70,000	49,000
Profit before income tax expense	331,000	134,000
Income tax expense	(110,000)	(34,000)
Net profit (loss) before non-controlling interest	221,000	100,000
Non-controlling interest in other subsidiaries	(28,000)	(26,000)
Net profit (loss) for the year	$ 193,000	$ 74,000